Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Schedule of compensation expenses recognized for share-based awards

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	21,383	15,757	15,257
Research and development expenses	1,679	1,141	1,221
Sales and marketing expenses	4,983	3,328	3,244
Cost of revenues	200	113	59
Total	28,245	20,339	19,781

Schedule of compensation expenses recognized for different awards

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Vesting of restricted shares	—	—	—
Vesting of RSUs	17,878	10,499	3,290
Vesting of share options	10,367	9,840	16,491
Total	28,245	20,339	19,781

Schedule of group's RSU activities

		Weighted	Weighted
		Average	Average
		Grant	Remaining	Aggregate
	Share	Date Fair	Contractual	Intrinsic
	Option	Value	Life	Value
		US$	In years
Outstanding as of December 31, 2022	4,272,912	1.4350	8.64	16,667
Granted	809,416	0.5247	—	—
Exercised	(76,454)	1.4350	—	—
Cancelled	(7,585)	1.4350	—	—
Forfeited	(355,012)	1.2410	—	—
Outstanding as of December 31, 2023	4,643,277	1.2911	7.91	7,909
Granted	18,886,814	0.3052	—	—
Exercised	(396,046)	1.3567	—	—
Cancelled	(3,054)	1.4350	—	—
Forfeited	(516,420)	0.0085	—	—
Outstanding as of December 31, 2024	22,614,571	0.4839	8.83	56,897
Vested and expected to vest as of December 31, 2024	22,614,571	0.4839	8.83	56,897
Exercisable as of December 31, 2024	2,716,089	1.3827	6.74	6,834

Schedule of fair value of option assumptions

	For the Year ended December 31,
	2023	2024
Exercise price (US$)	0.01	0.01
Fair value of the ordinary share on the date of option grant (US$)	0.488 - 0.555	0.251 - 0.315
Expected volatility	84.47% - 84.82%	77.04% - 77.62%
Risk-free interest rate (per annum)	3.48% - 3.84%	3.90% - 4.32%
Expected dividend yield	—	—
Exercise multiple	2.2	2.2/2.8
Contractual term (in years)	10	10
Expected forfeiture rate (post-vesting)	5.24%	5.24%

RSUs
Share-based compensation
Schedule of group's RSU activities

	RSUs	Weighted Average
	Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2022	6,359,333	0.6531
Vested	(4,634,284)	0.5564
Forfeited	(533,145)	0.8737
Unvested at December 31, 2023	1,191,904	0.9304
Vested	(1,165,556)	0.9146
Forfeited	(26,348)	1.5497
Unvested at December 31, 2024	—	—